Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Detail)	0 Months Ended	12 Months Ended
	Oct. 28, 2014 Unit	Dec. 31, 2014 Unit
Ville d' Orion [Member] | Sea Consortium [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		4,113
Year Built		1997
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 months 18 days
Daily Charter Rate		8,000
Ville d' Aquarius [Member] | Sea Consortium [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		4,113
Year Built		1996
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 months 18 days
Daily Charter Rate		8,390
Orient Overseas Container Lines Limited Tianjin [Member] | OOCL [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	8,063	8,063
Year Built		2005
Purchase Date by GSL		2014-10
Charter Remaining Duration (years)		3 years
Daily Charter Rate		34,500
CMA CGM [Member] | Julie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		2,207
Year Built		2002
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate		18,465
CMA CGM [Member] | CMA CGM Matisse [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		2,262
Year Built		1999
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		5 years
Daily Charter Rate		15,300
CMA CGM [Member] | CMA CGM Utrillo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		2,262
Year Built		1999
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		5 years
Daily Charter Rate		15,300
CMA CGM [Member] | Delmas Keta [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		2,207
Year Built		2003
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate		18,465
CMA CGM [Member] | Kumasi [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		2,207
Year Built		2002
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate		18,465
CMA CGM [Member] | Marie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		2,207
Year Built		2002
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate		18,465
CMA CGM [Member] | CMA CGM La Tour [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		2,272
Year Built		2001
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		5 years
Daily Charter Rate		15,300
CMA CGM [Member] | CMA CGM Manet [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		2,272
Year Built		2001
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		5 years
Daily Charter Rate		15,300
CMA CGM [Member] | CMA CGM Alcazar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		5,089
Year Built		2007
Purchase Date by GSL		2008-01
Charter Remaining Duration (years)		6 years
Daily Charter Rate		33,750
CMA CGM [Member] | CMA CGM Chateau d'lf [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		5,089
Year Built		2007
Purchase Date by GSL		2008-01
Charter Remaining Duration (years)		6 years
Daily Charter Rate		33,750
CMA CGM [Member] | CMA CGM Thalassa [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		11,040
Year Built		2008
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		11 years
Daily Charter Rate		47,200
CMA CGM [Member] | CMA CGM Jamaica [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		4,298
Year Built		2006
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		8 years
Daily Charter Rate		25,350
CMA CGM [Member] | CMA CGM Sambhar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		4,045
Year Built		2006
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		8 years
Daily Charter Rate		25,350
CMA CGM [Member] | CMA CGM America [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		4,045
Year Built		2006
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		8 years
Daily Charter Rate		25,350
CMA CGM [Member] | CMA CGM Berlioz [Member]
Nature Of Operations [Line Items]
Capacity in TEUs		6,621
Year Built		2001
Purchase Date by GSL		2009-08
Charter Remaining Duration (years)		6 years 9 months
Daily Charter Rate		34,000